Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	000-56155
Entity Registrant Name	Cryomass Technologies Inc
Entity Central Index Key	0001533030
Entity Tax Identification Number	82-5051728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3531 South Logan St
Entity Address, Address Line Two	Suite D-357
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80113
City Area Code	303
Local Phone Number	416-7208
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false